INVESTMENT ADVISORY AGREEMENT
	INVESTMENT ADVISORY
AGREEMENT dated September 7, 2018, between
RMR Real Estate Income Fund (the "Fund"), a
Maryland statutory trust, and RMR Advisors LLC
(the "Advisor"), a Maryland limited liability
company (this "Agreement").
RECITALS
	WHEREAS, the Fund is registered under the
Investment Company Act of 1940, as amended (the
"1940 Act"), as a closed-end, diversified
management investment company;
	WHEREAS, the Advisor is registered under
the Investment Advisers Act of 1940, as amended,
as an investment advisor and engages in the
business of acting as an investment advisor;
	WHEREAS, the Fund desires to employ the
Advisor for, and the Advisor desires to provide,
investment advisory services to the Fund upon the
terms and conditions hereinafter set forth;
	NOW THEREFORE, in consideration of the
mutual covenants herein contained and other good
and valuable consideration, the receipt and
sufficiency of which is hereby acknowledged, the
parties agree as follows:
	1.  Investment Description, Appointment.
The Fund desires to employ its capital by investing
and reinvesting in investments of the kind and in
accordance with the investment objectives, policies
and limitations specified in its Agreement and
Declaration of Trust, as amended from time to time
("Charter"), its prospectus ("Prospectus") and
statement of additional information ("Statement")
filed with the Securities and Exchange Commission
("SEC") as part of the Fund's Registration
Statement on Forms N-2 and N-14, as amended
from time to time ("Registration Statement"), and in
the manner and to the extent as may from time to
time be approved by the Board of Trustees of the
Fund (the "Board").  Copies of the Prospectus, the
Statement and the Charter have been or will be
submitted to the Advisor.  The Fund agrees to
provide copies of all amendments to the
Registration Statement and the Charter to the
Advisor on an on-going basis.  The Fund hereby
appoints the Advisor to act as the investment
advisor to the Fund. The Advisor accepts the
appointment and agrees to furnish the services for
the compensation set forth below.
	2.  Services as Investment Advisor.  Subject
to the supervision, direction and approval of the
Board, the Advisor will (a) manage the Fund's
holdings in accordance with the Fund's investment
objectives and policies as stated in the Charter and
the Registration Statement; (b) make investment
decisions for the Fund; (c) place purchase and sale
orders for portfolio transactions for the Fund; and
(d) provide research services to the Fund.  In
providing those services, the Advisor will conduct a
continual program of investment, evaluation and, if
appropriate, sale and reinvestment of the Fund's
assets. In compliance with applicable law, the
Advisor is hereby authorized to retain third parties
and to delegate some or all of its duties and
obligations under this paragraph 2 to such persons
provided that such persons shall remain under the
general supervision of the Advisor.
	3.  Standard of Care.   The Advisor shall
give the Fund the benefit of its best judgment and effort in rendering services. The Advisor shall not be liable for any act or omission or for any loss sustained by the Fund in connection with the matters to which this Agreement relates, except those involving the Advisor's willful misfeasance, bad faith or gross negligence in the performance of its duties, or the reckless disregard of its obligations and duties under this Agreement.
	4.  Services to Other Companies and
Accounts. The Fund understands that the Advisor and its affiliates now act, will continue to act and may in the future act as investment advisor or fiduciary to other managed accounts and as investment advisor or property manager to other investment companies or trusts. Nothing in this Agreement shall prevent the Advisor or any director, officer, employee or other affiliate of the Advisor from acting as investment advisor, property manager, fiduciary or administrator for any other person, firm or corporation, or from engaging in any lawful activity, and shall not in any way limit or restrict the Advisor or any of its directors, officers, employees or agents from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting; provided, however, that the Advisor will undertake no activities which, in its judgment, will adversely affect the performance of its obligations under this Agreement and further provided that that whenever the Fund and one or more other clients advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each client. The Fund recognizes that in some cases this procedure may adversely affect the size of the position obtainable for the Fund. In addition, the Fund understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.
	5.  Portfolio Transactions and Brokerage.
Subject to the supervision of the Board, the Advisor is authorized, for the purchase and sale of the Fund's portfolio securities, to employ such securities dealers and brokers and to negotiate brokerage commissions on behalf of the Fund as may, in the judgment of the Advisor, implement the policy of the Fund to obtain the best net results taking into account such factors as: the net price available; the reliability, integrity and financial condition of the broker; the size of and difficulty in executing the order; and the value of the expected contribution of the broker to the Fund's investment performance on a continuing basis. The Fund understands that the cost of the brokerage commissions in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the services offered. Subject to such policies and procedures as the Board may determine, the Advisor may cause the Fund to pay a broker that provides research services to the Advisor an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities under this Agreement. The Fund understands that research and investment information provided at no cost to the Advisor by brokers that are paid by the Fund will be available to benefit other accounts advised by the Advisor and its affiliates. In the allocation of the Fund's brokerage business the Advisor is authorized to consider, subject to any policies and procedures as the Board may determine and applicable law, such factors as necessary to ensure the continued receipt of research or brokerage services the Advisor believes are useful in its decision-making or trade execution processes.
	6.  Compensation of the Advisor.  In
consideration of the advisory services pursuant to this Agreement, the Fund agrees to pay to the Advisor, on the first business day of each month a fee ("Advisory Fee") for the previous month, and the Advisor agrees to accept as full compensation for all services rendered by the Advisor, computed at the annual rate of 0.85% of the sum of the Fund's net asset value attributable to the Fund's outstanding common shares, plus the liquidation preference of the Fund's outstanding preferred shares plus the principal amount of any borrowings evidenced by notes, commercial paper or other similar instruments issued by the Fund ("Average Daily
Managed Assets"). The value of the Fund's Average
Daily Managed Assets shall be computed at the times and in the manner specified by the Registration Statement. For any period less than a month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month of 28, 29, 30 or 31 days, as the case may be.
	7.  Duration and Termination.  This
Agreement shall become effective on the date first set forth above and continue for two (2) years.
Thereafter, this Agreement will continue from year to year, or for such longer terms as may be approved by the Board (including a majority of the Trustees who are not "interested persons" of the Fund, as defined by the 1940 Act) and as may be permitted by the 1940 Act, but only so long as such continuation is specifically approved at least as often as required by the 1940 Act, as it may be amended from time to time.
		So long as the 1940 Act requires
these provisions respectively: (i) this Agreement may be terminated by the Fund at any time without penalty upon giving the Advisor sixty days' notice and payment of any unpaid compensation to the Advisor described in Section 6, above, earned prior to such termination, provided that such termination by the Fund shall be directed or approved by the vote of a majority of the Trustees of the Fund in office at the time or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the voting securities of the Fund outstanding as of the record date for such vote and entitled to vote; (ii) this Agreement shall terminate automatically in the event of its assignment (as "assignment" is defined in the 1940 Act).
	8.  Amendment.  No amendment of this
Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.
	9. Expenses. The Advisor will bear all the expenses in connection with the performance of its advisory services under this Agreement. The Fund will bear all other expenses incurred in the operations of the Fund including, but not limited to the fees payable under this Agreement, brokerage commissions, taxes, interest, distributions, legal, auditing, SEC, blue sky qualification or other governmental fees, rating agency fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, accounting costs, administration services costs (including those fees charged by any party under any administration or sub-administration agreements approved by the
Board) expenses of issue, sale, redemption and repurchase of shares, dividend disbursing expenses, expenses of registering and qualifying shares for sale, the Fund's and its Board members' proportionate share of insurance premiums, fees of the Board members of the Fund who are not "affiliated persons" (as defined in the 1940 Act) of the Advisor or any affiliate of the Advisor, expenses relating to Board and shareholder meetings, the cost of preparing and distributing reports, notices and proxy statements to shareholders, the fees and other expenses incurred related to the Fund's membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information for regulatory purposes and for distribution to the Fund's shareholders and any extraordinary expenses.
	10.  Governing Law.  This Agreement shall
be construed in accordance with the laws of the State of Maryland (without giving effect to the principles of conflicts of law) for contracts to be performed entirely therein without reference to choice of law principles and in accordance with the applicable provisions of the 1940 Act.
	11.  Notices.  Any notice under this
Agreement shall be in writing to the other party at such address as the other party may designate from time to time for the receipt of notices and shall be deemed to be received on the earlier of the date actually received or on the fourth day after the postmark if such notice is mailed first class postage prepaid.
	12.  License Agreement.  The Fund shall
have the non-exclusive right to use the name "RMR
Real Estate Income Fund" to designate any current or future series of shares and may use the term
"RMR", including marks and symbols containing such term or variations thereof as considered appropriate, only so long as RMR Advisors LLC serves as investment manager or advisor to the Fund.



	IN WITNESS WHEREOF, the parties
hereto have caused the foregoing instrument to be executed by their duly authorized officers and their respective seals to be hereunto affixed, all as of the day and the year first above written.


RMR Real Estate Income Fund

By:	/s/ Fernando Diaz

Fernando Diaz, President

RMR ADVISORS LLC

By:	/s/ Mark L. Kleifges

Mark L. Kleifges, President and Chief Executive
Officer